Shareholder Report, Average Annual Return (Details)	12 Months Ended		35 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
InfraCap Equity Income Fund ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		InfraCap Equity Income Fund ETF NAV
Average Annual Return, Percent		33.85%	6.82%
InfraCap Small Cap Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		InfraCap Small Cap Income ETF NAV
Average Annual Return, Percent	33.28%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		33.89%	9.94%
Bloomberg US Large Cap Dividend Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Large Cap Dividend Yield Total Return Index
Average Annual Return, Percent		29.56%	11.50%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	32.26%
Bloomberg US 2000 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Total Return Index
Average Annual Return, Percent	27.75%